Bank Notes Payable (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total	$ 2,945,417	$ 5,035,849
ICBC, due various dates from July 18, 2018 to July 29, 2018 [Member]
Short-term Debt [Line Items]
Total	188,100
ABC, due various dates from July 29, 2018 to December 7, 2018 [Member]
Short-term Debt [Line Items]
Total	2,645,485
CMBC, due July 10, 2018 [Member]
Short-term Debt [Line Items]
Total	$ 111,832
ICBC, due various dates from January 28, 2018 to May 27, 2018 [Member]
Short-term Debt [Line Items]
Total		3,052,664
ABC, due various dates from February 10, 2018 to April 30, 2018 [Member]
Short-term Debt [Line Items]
Total		1,384,016
CITIC, due various dates from January 31, 2018 to August 29,2018 [Member]
Short-term Debt [Line Items]
Total		$ 599,169